Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	3,650,000
Proposed Maximum Offering Price per Unit | $ / shares	50.29
Maximum Aggregate Offering Price	$ 183,558,500
Amount of Registration Fee	$ 25,349
Offering Note
(1) In accordance with Rule 416(a) under the Securities Act of 1933, as amended (“Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the Lemonade, Inc. (the "Company") 2020 Incentive Award Plan (the “Lemonade 2020 Plan”) to prevent dilution resulting from stock splits, stock dividends or similar transactions. In addition, pursuant to Rule 416(c) under the Securities Act, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Lemonade 2020 Plan.

(2) Represents 3,650,000 shares of common stock reserved for issuance under the Lemonade 2020 Plan that became available for issuance on January 1, 2026 under the Lemonade 2020 Plan, pursuant to the terms of the Lemonade 2020 Plan.

(3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Registrant’s common stock as reported on The New York Stock Exchange on February 24, 2026.

(4) The Company does not have any fee offsets.